LVIP BlackRock Emerging Markets RPM Fund (the “Fund”)

Supplement Dated February 10, 2014

to the Prospectus and Summary Prospectus (dated April 30, 2013);

and the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013 and October 2, 2013)

This Supplement updates certain information in the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of the Fund’s documents free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information:

Effective February 4, 2014, Alan Mason has been appointed as a portfolio manager of the Fund. All references to Edward Corallo are hereby removed.

The following replaces similar text under “Investment Adviser and Sub-Adviser” in the Fund’s Prospectus and Summary Prospectus:

The individuals responsible for the portfolio management of the Fund are:

LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since August 2012
David A. Weiss	Vice President, Chief Investment Officer	Since August 2012

BlackRock Portfolio Managers	Company Title	Experience w/Fund
Christopher Bliss	Managing Director	Since August 2012
Greg Savage Alan Mason	Managing Director Managing Director	Since August 2012 Since February 2014

The following biographical information is added to the Fund’s Prospectus under “BlackRock Portfolio Managers”:

Christopher Bliss, Greg Savage and Alan Mason are responsible for the day-to-day management of the benchmark index strategy portion of the Fund.

Alan Mason is a Managing Director, and is the Head of the Americas Beta Strategies Portfolio Management team with BlackRock. Mr. Mason was first a Principal (1996-2008) and then a Managing Director (2008) with Barclays Global Investors (BGI), which merged with BlackRock in 2009. Mr. Mason holds a B.A., summa cum laude, from Baylor University, an M.A., with honors, in musicology from the University of Louisville, and an M.A. in ethnomusicology from the University of California Berkeley.